COMMITMENTS AND CONTINGENCIES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 CAD ($)
COMMITMENTS AND CONTINGENCIES
Monthly management fee	$ 27
Agreement termination period from the date of effective control change	60 days
Payment period	30 days
Independent directors
COMMITMENTS AND CONTINGENCIES
Monthly stipend	$ 2
Chairman of the board
COMMITMENTS AND CONTINGENCIES
Monthly stipend	$ 3